Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Acquisition
Schedule of unaudited pro forma summary	The following unaudited pro forma summary presents consolidated information of the Group as if the business combination had occurred on January 1, 2018 (in thousands):
	Pro Forma Year Ended December 31,
	2018	2019
	RMB	RMB
	(unaudited)	(unaudited)
Revenue	1,579,211	1,566,245
Net (loss)/income attributable to Phoenix New Media Limited	(50,577)	731,007

Yitian Xindong
Acquisition
Schedule of allocation of purchase price

The allocation of the purchase price as of the date of acquisition was summarized as follows (in thousands):

	Amount RMB	Amortization Period
Purchase consideration	144,100
Net assets acquired, excluding intangible assets and the related deferred tax (Note a)	21,803
Deferred tax assets	8,576
Less: valuation allowance	(8,576)
Amortizable intangible assets
—User base	5,100	0.8 year
—Trademark and domain name	38,300	10 years
—Licensed copyrights of reading content	49,200	Not exceeding 3 years, with a weighted-average amortization period of 2.34 years
Goodwill (Note b)	338,288
Financial assets — contingent returnable consideration (Note c)	18,211
Deferred tax liabilities (Note d)	(7,390)
Noncontrolling interests	(319,412)
Total	144,100

Note:

(a)	Net assets acquired included cash and cash equivalents with an amount of RMB10.9 million (US$1.6 million).
(b)

Goodwill arising from this acquisition was attributable to the synergies between Yitian Xindong and the Group’s multiple business streams. The goodwill recognized was not expected to be deductible for income tax purpose.

(c)

The financial assets represented the fair value of the Group’s right to receive the contingent returnable consideration, subject to certain price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020.

(d)	Deferred tax liabilities represented the tax effect of the amortizable intangible assets from the Acquisition.

Tianbo
Acquisition
Schedule of allocation of purchase price

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

Amount RMB
Non-cash consideration	5,900
Fair value of previously held equity interests in Tianbo	17,012
Total purchase consideration	22,912
Net assets acquired (Note a)	17,138
Goodwill	22,786
Noncontrolling interests	(17,012)
Total	22,912

Note:

(a)

Net assets acquired included cash, cash equivalents and restricted cash with an amount of RMB175.5 million (US$25.2 million). There were no material amortizable intangible assets (e.g. trademark and domain names, customer relationship) identified and recognized as Tianbo has no independent trademark and domain name or exclusive service agreement signed between Tianbo and its customers.